Fees Summary	Jul. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,419,000
Previously Paid Amount	0.00
Total Fee Amount	472.16
Total Offset Amount	0.00
Net Fee	472.16
Narrative - Max Aggregate Offering Price	$ 3,419,000
Final Prospectus	true